UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08081

Name of Fund: BlackRock MuniHoldings Fund, Inc. (MHD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniHoldings Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 1.7%
County of Jefferson Alabama, RB, Series A, 5.00%, 1/01/24	$4,550	$3,724,448

Arizona — 4.9%
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	2,200	1,520,618
Maricopa County Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	1,185	1,192,240
Phoenix IDA Arizona, Refunding RB, America West Airlines Inc. Project, AMT, 6.30%, 4/01/23	2,215	1,765,842
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	770	786,609
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	1,370	1,435,637
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	2,000	1,817,180
5.00%, 12/01/37	2,360	2,093,674
Show Low Improvement District, Special Assessment Bonds, District No. 5, 6.38%, 1/01/15	305	305,857

		10,917,657

California — 16.2%
Agua Caliente Band of Cahuilla Indians, RB, 5.60%, 7/01/13 (a)	255	251,790
California Health Facilities Financing Authority, RB, Cedars-Sinai Medical Center, 5.00%, 8/15/39	500	480,745
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	1,530	1,600,487
California State Public Works Board, RB:
Department of Corrections, Series C, 5.25%, 6/01/28	2,420	2,427,163

Municipal Bonds	Par (000)	Value

California (concluded)
California State Public Works Board, RB: (concluded)
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	$820	$875,079
California Statewide Communities Development Authority, RB:
Health Facility, Memorial Health Services, Series A, 6.00%, 10/01/23	3,870	4,046,588
John Muir Health, 5.13%, 7/01/39	1,510	1,486,429
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	555	579,992
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	4,115	4,184,831
Montebello Unified School District California, GO, CAB (NPFGC) (b):
5.63%, 8/01/22	2,405	1,249,277
5.61%, 8/01/23	2,455	1,187,852
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 6.06%, 7/01/29 (b)	3,475	1,219,968
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	6,600	6,933,762
State of California, GO, Various Purpose, 6.50%, 4/01/33	8,370	9,412,986

		35,936,949

Colorado — 3.6%
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 7/01/40	1,455	1,452,803
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	1,525	1,526,068

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
HUD	U.S. Department of Housing and Urban Development
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
M/F	Multi Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2010	1

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Colorado (concluded)
Elk Valley Public Improvement Corp., RB, Public Improvement Fee, Series A, 7.35%, 9/01/31	$2,645	$2,480,878
Platte River Power Authority Colorado, RB, Series HH, 5.00%, 6/01/28	245	268,228
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Subordinate Public Improvement Fee, Tax Increment, 8.13%, 12/01/25	1,000	915,340
University of Colorado, RB, Series A, 5.38%, 6/01/38	1,250	1,348,800

		7,992,117

Connecticut — 2.8%
Connecticut State Development Authority, RB, AFCO Cargo BDL LLC Project, AMT, 8.00%, 4/01/30	2,735	2,613,675
Connecticut State Health & Educational Facility Authority, RB:
Ascension Health Senior Credit, 5.00%, 11/15/40	955	982,829
Wesleyan University, 5.00%, 7/01/35	2,515	2,691,528

		6,288,032

District of Columbia — 2.3%
Metropolitan Washington Airports Authority, RB:
CAB, Second Senior Lien, Series B (AGC), 7.10%, 10/01/35 (b)	13,485	2,957,395
First Senior Lien, Series A, 5.00%, 10/01/39	505	520,322
First Senior Lien, Series A, 5.25%, 10/01/44	1,470	1,536,253

		5,013,970

Florida — 9.0%
City of Clearwater Florida, RB, Series A, 5.25%, 12/01/39	1,195	1,260,773
County of Broward Florida, RB, Series A, 5.25%, 10/01/34	750	784,920
County of Miami-Dade Florida, RB:
CAB, Sub-Series A (NPFGC), 5.24%, 10/01/37 (b)	2,340	382,052
Water & Sewer System, 5.00%, 10/01/34	3,935	4,038,923
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	2,620	2,666,007
Greater Orlando Aviation Authority Florida, RB, Special Purpose, JetBlue Airways Corp., AMT, 6.50%, 11/15/36	2,095	1,898,845
Hillsborough County IDA, RB:
H. Lee Moffitt Cancer Center Project, Series A, 5.25%, 7/01/37	3,075	2,955,013
National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	1,900	1,794,512
Midtown Miami Community Development District, Special Assessment Bonds, Series B, 6.50%, 5/01/37	2,450	2,428,195
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	675	408,031

Municipal Bonds	Par (000)	Value

Florida (concluded)
Preserve at Wilderness Lake Community Development District, Special Assessment Bonds, Series A, 5.90%, 5/01/34	$1,535	$1,337,461

		19,954,732

Georgia — 2.1%
City of Atlanta Georgia, Tax Allocation Bonds, Refunding, Atlantic Station Project (AGC):
5.25%, 12/01/20	40	42,303
5.25%, 12/01/21	1,465	1,532,727
De Kalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	585	605,393
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	2,410	2,535,633

		4,716,056

Guam — 0.7%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	440	456,931
6.75%, 11/15/29	630	675,492
7.00%, 11/15/39	430	465,011

		1,597,434

Illinois — 3.3%
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	1,200	1,153,140
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.50%, 11/01/39	1,115	1,163,358
OSF Healthcare System, Series A, 6.00%, 5/15/39	910	918,618
Illinois HDA, RB, Homeowner Mortgage, Sub-Series C2, AMT, 5.35%, 2/01/27	3,555	3,592,576
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	440	454,788

		7,282,480

Indiana — 1.7%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	585	598,291
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	2,300	2,382,938
Indiana Municipal Power Agency, RB, Indiana Municipal Power Agency, Series B, 6.00%, 1/01/39	775	843,231

		3,824,460

Kansas — 1.7%
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.75%, 11/15/38	2,465	2,665,577
Sisters of Leavenworth, Series A, 5.00%, 1/01/40	1,155	1,168,802

		3,834,379

2	BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2010

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Kentucky — 1.3%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	$700	$729,246
Louisville & Jefferson County Metropolitan Sewer District Kentucky, RB, Series A (NPFGC), 5.50%, 5/15/34	2,000	2,104,540

		2,833,786

Louisiana — 2.1%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/39	570	602,404
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	3,500	3,619,910
New Orleans Aviation Board, Refunding RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	430	430,929

		4,653,243

Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	210	216,237

Maryland — 1.0%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	300	306,756
Maryland State Energy Financing Administration, RB, Cogeneration, AES Warrior Run, AMT, 7.40%, 9/01/19	1,970	1,970,788

		2,277,544

Massachusetts — 2.4%
Massachusetts Development Finance Agency, Refunding RB, Boston University, Series P, 5.45%, 5/15/59	1,165	1,233,688
Massachusetts HFA, RB, M/F Housing, Series A, AMT, 5.25%, 12/01/48	2,900	2,784,870
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	1,255	1,284,882

		5,303,440

Michigan — 3.2%
City of Detroit Michigan, RB, Senior Lien, Series B (AGM), 7.50%, 7/01/33	635	764,585
Flint Hospital Building Authority Michigan, Refunding RB, Hurley Medical Center (ACA), 6.00%, 7/01/20	1,245	1,234,853
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health, 5.75%, 11/15/39	2,105	2,109,294
Michigan Strategic Fund, Refunding RB, Detroit Edison Co., Pollution, Series B, AMT, 5.65%, 9/01/29	3,000	3,007,020

		7,115,752

Municipal Bonds	Par (000)	Value

Minnesota — 1.1%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 6.75%, 11/15/32	$2,135	$2,393,570

Mississippi — 1.2%
Mississippi Development Bank Special Obligation, Refunding RB, Gulfport Water & Sewer System Project (AGM):
5.25%, 7/01/17	920	1,039,848
5.25%, 7/01/19	785	870,361
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	675	725,922

		2,636,131

Montana — 0.7%
Montana Facility Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 4.75%, 1/01/40	1,575	1,579,694

New Hampshire — 1.5%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	3,035	3,234,733

New Jersey — 7.5%
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/29	5,385	5,335,673
Continental Airlines Inc. Project, AMT, 6.63%, 9/15/12	1,000	1,014,970
Continental Airlines Inc. Project, AMT, 6.25%, 9/15/29	2,950	2,809,285
New Jersey State Turnpike Authority, RB, Series C (AGM), 5.00%, 1/01/30	3,500	3,654,805
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A:
4.50%, 6/01/23	2,630	2,408,107
5.00%, 6/01/41	2,015	1,321,538

		16,544,378

New York — 3.7%
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	950	965,295
Dutchess County Industrial Development Agency New York, Refunding RB, St. Francis Hospital, Series A, 7.50%, 3/01/29	1,100	1,097,272
Long Island Power Authority, Refunding RB, Series A, 5.75%, 4/01/39	1,450	1,598,524
Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/34	1,740	1,831,019
New York City Industrial Development Agency, RB:
Continental Airlines Inc. Project, AMT, 8.00%, 11/01/12	420	420,643
Continental Airlines Inc. Project, Mandatory Put Bonds, AMT, 8.38%, 11/01/16	725	724,152
Series C, 6.80%, 6/01/28	535	562,151

BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2010	3

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	$850	$888,318

		8,087,374

North Carolina — 1.0%
North Carolina Medical Care Commission, RB, Duke University Health System, Series A:
5.00%, 6/01/39	440	451,990
5.00%, 6/01/42	970	992,902
North Carolina Municipal Power Agency No. 1 Catawba, Refunding RB, Series A, 5.00%, 1/01/30	740	764,620

		2,209,512

Ohio — 0.8%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Series A-2, 6.50%, 6/01/47	2,160	1,675,123

Pennsylvania — 8.4%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	1,510	1,120,903
Bucks County IDA, RB, Ann’s Choice Inc. Facility, Series A, 6.25%, 1/01/35	1,700	1,608,540
Montgomery County Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital, Series A, 5.13%, 6/01/33	820	821,386
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	2,520	2,734,124
Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40	1,315	1,351,307
National Gypsum Co., Series B, AMT, 6.13%, 11/01/27	3,500	2,985,395
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	4,775	4,917,534
Philadelphia Authority for Industrial Development, RB:
Arbor House Inc. Project, Series E, 6.10%, 7/01/33	1,105	1,069,220
Commercial Development, AMT, 7.75%, 12/01/17	725	725,856
Saligman House Project, Series C (HUD), 6.10%, 7/01/33	1,245	1,204,687

		18,538,952

Puerto Rico — 3.7%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series C, 6.00%, 7/01/39	2,070	2,194,469
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, RB, Special Facilities, American Airlines, Series A, 6.45%, 12/01/25	2,060	1,728,546

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	$3,860	$4,278,578

		8,201,593

Tennessee — 2.9%
Educational Funding of the South Inc., RB, Senior, Sub-Series B, AMT, 6.20%, 12/01/21	2,685	2,688,088
Hardeman County Correctional Facilities Corp. Tennessee, RB, 7.75%, 8/01/17	3,025	2,907,086
Rutherford County Health & Educational Facilities Board, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/40	710	727,991

		6,323,165

Texas — 12.7%
Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, Mandatory Put Bonds, AMT, 5.75%, 5/01/36 (c)	2,570	2,448,670
Brazos River Harbor Navigation District, Refunding RB, Dow Chemical Co. Project, Series A7, AMT, 6.63%, 5/15/33	3,655	3,719,255
City of Dallas Texas, Refunding RB, 5.00%, 10/01/35	1,050	1,119,783
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/39	1,070	1,148,688
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	1,910	2,173,332
La Vernia Higher Education Finance Corp., RB, KIPP Inc., 6.38%, 8/15/44	820	844,075
Matagorda County Hospital District Texas, RB (FHA), 5.00%, 2/15/35	3,750	3,713,287
North Texas Tollway Authority, RB, Toll, Second Tier, Series F, 6.13%, 1/01/31	4,190	4,466,372
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply:
5.50%, 8/01/24	1,100	1,147,234
5.50%, 8/01/25	1,120	1,165,382
Texas Department of Housing & Community Affairs, RB, Series A, AMT (Ginnie Mae), 5.70%, 1/01/33	250	250,543
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure, 7.00%, 6/30/40	2,990	3,110,647
Note Mobility, 6.88%, 12/31/39	2,695	2,797,033

		28,104,301

U.S. Virgin Islands — 1.6%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	3,460	3,513,353

Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	2,525	2,583,959

4	BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2010

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Vermont — 1.1%
Vermont Educational & Health Buildings Financing Agency, RB, Developmental & Mental Health, Series A, 6.00%, 6/15/17	$2,370	$2,407,422

Virginia — 2.3%
Tobacco Settlement Financing Corp. Virginia, Refunding RB, Senior Series B1, 5.00%, 6/01/47	4,785	3,097,665
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.35%, 7/01/31	2,025	2,041,524

		5,139,189

Washington — 0.6%
Seattle Housing Authority Washington, HRB, Replacement Housing Projects, 6.13%, 12/01/32	1,305	1,232,964

Wisconsin — 4.5%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	4,980	5,534,175
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,710	1,739,258
New Castle Place Project, Series A, 7.00%, 12/01/31	825	823,985
SynergyHealth Inc., 6.00%, 11/15/32	1,755	1,806,825

		9,904,243

Wyoming — 0.1%
Wyoming Municipal Power Agency, RB, Series A, 5.00%, 1/01/42	210	210,851

Total Municipal Bonds – 116.7%		258,003,223

Municipal Bonds Transferred to Tender Option Bond Trusts (d)

California — 4.8%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	2,270	2,482,581
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	1,845	1,982,969
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,620	1,662,315
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	748	797,063
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	3,494	3,670,345

		10,595,273

Colorado — 2.6%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	2,580	2,614,391

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

Colorado (concluded)
Colorado Health Facilities Authority, RB, Catholic Health (AGM): (concluded)
Series C-7, 5.00%, 9/01/36	$1,650	$1,671,038
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	1,490	1,589,002

		5,874,431

Connecticut — 3.1%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	3,180	3,358,557
Series X-3, 4.85%, 7/01/37	3,270	3,411,951

		6,770,508

Georgia — 1.1%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	2,259	2,383,634

Massachusetts — 2.4%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	4,994	5,238,548

New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	1,409	1,536,040

New York — 4.5%
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	1,110	1,239,152
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	4,035	4,168,864
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	4,240	4,616,304

		10,024,320

North Carolina — 0.5%
North Carolina Capital Facilities Finance Agency, Refunding RB, Wake Forest University, 5.00%, 1/01/38	1,080	1,147,003

Ohio — 4.6%
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	9,650	10,236,431

Tennessee — 1.1%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital, 5.00%, 7/01/31	2,250	2,341,013

Texas — 2.2%
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38	4,620	4,810,852

Virginia — 7.8%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	3,750	3,992,137

BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2010	5

Schedule of Investments (concluded)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

Virginia (concluded)
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.38%, 7/01/36	$10,940	$11,156,612
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/ 01/40	2,094	2,151,223

		17,299,972

Washington — 0.9%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	1,860	1,969,607

Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.24%, 04/01/39	3,959	4,072,662

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 38.1%		84,300,294

Total Long-Term Investments (Cost – $333,392,626) – 154.8%		342,303,517

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.21% (e)(f)	1,318,059	1,318,059

Total Short-Term Securities (Cost – $1,318,059) – 0.6%		1,318,059

Total Investments (Cost – $334,710,685*) – 155.4%		343,621,576
Other Assets Less Liabilities – 2.2%		4,775,801
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (19.7)%		(43,532,204)
Preferred Shares, at Redemption Value – (37.9)%		(83,708,996)

Net Assets Applicable to Common Shares – 100.0%		$221,156,177

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$290,870,808

Gross unrealized appreciation	$14,179,854
Gross unrealized depreciation	(4,916,655)

Net unrealized appreciation	$9,263,199

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Variable rate security. Rate shown is as of report date.

(d)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2010	Net Activity	Shares Held at July 31, 2010	Income

FFI Institutional Tax-Exempt Fund	3,354,654	(2,036,595)	1,318,059	$1,416

(f)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$342,303,517	—	$342,303,517
Short-Term Securities	$1,318,059	—	—	1,318,059

Total	$1,318,059	$342,303,517	—	$343,621,576

1 See above Schedule of Investments for values in each state or political subdivision.

6	BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniHoldings Fund, Inc.

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund, Inc.

Date: September 27, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund, Inc.

Date: September 27, 2010